Property, Equipment, and Leasehold Improvement (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Property, Plant and Equipment [Line Items]
Property Plant and Equipment Gross	$ 52,561	$ 41,373
Less accumulated depreciation and amortization	(31,892)	(26,458)
Property, equipment and leasehold improvements, net	20,669	14,915
Land
Property, Plant and Equipment [Line Items]
Property Plant and Equipment Gross	1,767	1,767
Building and leasehold improvements
Property, Plant and Equipment [Line Items]
Property Plant and Equipment Gross	5,500	4,797
Furniture, equipment, and automobile
Property, Plant and Equipment [Line Items]
Property Plant and Equipment Gross	4,408	3,612
Computer software and computer hardware
Property, Plant and Equipment [Line Items]
Property Plant and Equipment Gross	$ 40,886	$ 31,197